Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-term Debt [Abstract]
Long-term Debt
	December 31,	June 30,
	2013	2014
5% Convertible Senior Unsecured Notes	$700,000	$700,000
6.5% Drill Rigs Senior Secured Notes	800,000	800,000
7.25% Ocean Rig Senior Unsecured Notes	-	500,000
9.5% Ocean Rig Senior Unsecured Notes	500,000	-
Secured Credit Facilities – Drybulk Segment	638,820	605,618
Secured Credit Facilities – Tanker Segment	303,979	290,945
Secured Credit Facilities – Drilling Segment	890,000	1,288,421
Term Loan B Facility - Drilling Segment	1,895,250	1,885,750
Less: Deferred financing costs and equity component of notes	(160,046)	(116,090)
Total debt	5,568,003	5,954,644
Less: Current portion	(1,660,168)	(1,578,092)
Long-term portion	$3,907,835	$4,376,552

Principal payment
June 30, 2015	$1,625,313
June 30, 2016	32,000
June 30, 2017	32,000
June 30, 2018	832,000
June 30, 2019	532,000
June 30, 2020 and thereafter	3,017,421
Total principal payments	6,070,734
Less:Deferred financing costs and equity component of notes	(116,090)
Total debt	$5,954,644